Annual Fund Operating Expenses	Nov. 30, 2021
Prospectus #1 | Eaton Vance Focused Global Opportunities Fund | Class A
Operating Expenses:
Management Fees	0.80%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	1.52%
Total Annual Fund Operating Expenses	2.57%
Expense Reimbursement (1)	(1.37%)	[1]
Total Annual Fund Operating Expenses after Expense Reimbursement	1.20%
Prospectus #1 | Eaton Vance Focused Global Opportunities Fund | Class I
Operating Expenses:
Management Fees	0.80%
Distribution and Service (12b-1) Fees	none
Other Expenses	1.52%
Total Annual Fund Operating Expenses	2.32%
Expense Reimbursement (1)	(1.37%)	[1]
Total Annual Fund Operating Expenses after Expense Reimbursement	0.95%
Prospectus #2 | Eaton Vance International Small-Cap Fund | Class A
Operating Expenses:
Management Fees	0.90%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.26%
Total Annual Fund Operating Expenses	1.41%
Expense Reimbursement (1)	(0.01%)	[2]
Total Annual Fund Operating Expenses after Expense Reimbursement	1.40%
Prospectus #2 | Eaton Vance International Small-Cap Fund | Class I
Operating Expenses:
Management Fees	0.90%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.26%
Total Annual Fund Operating Expenses	1.16%
Expense Reimbursement (1)	(0.01%)	[2]
Total Annual Fund Operating Expenses after Expense Reimbursement	1.15%

[1]	The investment adviser and administrator and sub-adviser have agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 1.20% for Class A shares and 0.95% for Class I shares. This expense reimbursement will continue through March 31, 2023. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and administrator and sub-adviser during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.
[2]	The investment adviser and administrator and sub-adviser have agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 1.40% for Class A shares and 1.15% for Class I shares. This expense reimbursement will continue through March 31, 2023. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and administrator and sub-adviser during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.